STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, NC 27804
252-972-9922

October 1, 2009

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:
Starboard Investment Trust (“Trust”) (File Nos.  333-159484 and 811-22298); on behalf of the Nile Pan Africa Equity Fund, Nile East and Southern Africa Fund,
Nile West Africa Fund and Nile Pan Africa Fixed Income Fund (“Funds”), each a series of the Trust.

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Trust, pursuant to: (1) the Securities Act of 1933; (2) the Investment Company Act of 1940; and (3) Regulation S-T, is Post-Effective Amendment No. 2 to the Registration Statement of the Trust (the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) of the Securities Act for the purpose of adding four new series of the Trust to the Registration Statement and making other minor and conforming changes.  The Amendment contains the Funds’ Prospectuses, the Funds’ Statement of Additional Information, Part C, the Signature Page, and Exhibits.

Additionally, the Trust is asking that any written correspondence with respect to the Amendment be sent to the attention of Tanya L. Goins at the following address:

Tanya L. Goins
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick, Secretary